PROPERTY, PLANT AND MINE DEVELOPMENT (Tables)	9 Months Ended
Sep. 30, 2013
PROPERTY, PLANT AND MINE DEVELOPMENT
Schedule of property, plant and mine development

	As at September 30, 2013			As at December 31, 2012
	Cost	Accumulated Amortization	Net Book Value	Cost	Accumulated Amortization	Net Book Value
Mining properties	$1,364,909	$104,098	$1,260,811	$1,356,227	$86,839	$1,269,388
Plant and equipment	2,641,015	782,595	1,858,420	2,538,328	617,826	1,920,502
Mine development costs	1,050,260	255,042	795,218	918,482	237,967	680,515
Construction in Progress:
Meliadine project	178,635	—	178,635	133,840	—	133,840
La India project	141,411	—	141,411	32,553	—	32,553
Goldex mine M and E zones	77,218	—	77,218	30,658	—	30,658

	$5,453,448	$1,141,735	$4,311,713	$5,010,088	$942,632	$4,067,456